Financial Risk Management Activities	12 Months Ended
Dec. 31, 2010
Schedule Of Derivative Instruments [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes. Although all derivative transactions executed by the Company serve to economically manage the Company's risk to the market factors discussed above, not all such derivatives qualify for hedge accounting treatment, including instances whereby management has elected to not designate such derivatives as part of a qualifying hedge accounting relationship.

The financial risk management activities objectives of the Company are as follows:

  Safeguarding the Company's core earnings stream through the effective control and management of gold and other commodity price risk, foreign exchange risk and interest rate risk;
  Effective and efficient usage of credit facilities through the adoption of liquidity planning procedures;
  Ensuring that investment and hedging transactions are undertaken with creditworthy counterparts; and
  Ensuring that contracts and agreements related to risk management activities are coordinated, consistent throughout the Company and comply where necessary with relevant regulatory and statutory requirements.

A number of products, including derivatives are used to satisfy these objectives. Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. The ineffective portion of cash flow hedges recognized in loss on non-hedge derivatives in the income statement during the year was $nil million (2009: $5 million; 2008: $8 million). The Company does not have any open cash flow hedge contracts relating to product sales or forecasted capital expenditure as at December 31, 2010 (2009: $37 million; 2008: $123 million). Cash flow hedge losses pertaining to capital expenditure of $3 million as at December 31, 2010 (2009: $4 million; 2008: $nil million) are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense until 2017.

A loss on non-hedge derivatives of $703 million was recorded in 2010 (2009: $1,452 million; 2008: $258 million). See “Note 5 – Cost and expenses: Non-hedge derivative loss and movement on bonds” for additional information.

Gold price risk management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. During the year the Company utilized derivatives as part of its hedging of the risk. In order to provide financial exposure to the rising spot price of gold and the potential for enhanced cash-flow generation the Company completed its final tranche of the hedge buy-back program and settled all forward gold and foreign exchange contracts that had been used by the Company in the past to manage those risks. At year end there were no net forward sales contracts (2009: 571kg; 2008: 39,990kg), net call options sold (2009: 120,594kg; 2008: 146,542kg) and net put options sold (2009: 27,071kg; 2008: 16,963kg).

The fair value of early termination options as at December 31, 2010 amounted to $nil million (2009: $nil million; 2008: $498 million) as these options were part of the hedge buy-back effected during July 2009.

The mix of derivative instruments, the volume of production hedged and the tenor of the hedge book is continuously reviewed in light of changes in operational forecasts, market conditions and the Company's hedging policy as set by the board of directors.

Elimination of hedge book

During 2008, the Company communicated a board approved strategy to begin reducing its outstanding gold derivatives position in order to be more exposed to spot gold prices. During 2010, the Company completed the final phase of this strategy and eliminated its gold hedge book. See “Note 5 – Cost and expenses: Non-hedge derivative loss and movement on bonds” for additional information relating to the final 2010 hedge book elimination and the 2008 and 2009 hedge buy-back transactions, including the impact thereof on the 2008, 2009 and 2010 consolidated financial statements.

The results of operations and cash flows for 2008, 2009 and 2010 were adversely impacted given the early cash settlement of non-hedge derivatives and previously designated NPSE contracts with low contracted sales prices, respectively, committed ounces have been fully eliminated as at December 31, 2010 (December 31, 2009: 3.90 million committed ounces; December 31, 2008: 5.99 million committed ounces). The Company now has full exposure to the spot price of gold.

Net delta open hedge position as at December 31, 2010

As at December 31, 2010 the Company had no outstanding commitments against future production as a result of the elimination of the hedge book.

As of December 31, 2009, the hedge book reflected a net delta tonnage position of 3.49 million ounces (108 tonnes).

At December 31, 2009, the marked-to-market value of all derivatives, irrespective of accounting designation, making up the hedge position was negative $2.18 billion based on a gold price of $1,102 per ounce, exchange rates of $1 = R7.4350 and A$1 = $0.8967 and the market interest rates and volatilities prevailing at that date.

These marked-to-market valuations are not predictive of the future value of the hedge position, nor of the future impact on the revenue of the Company. The valuation represents the theoretical cost of exiting all hedge contracts at the time of valuation, at market prices and rates available at that time.

Foreign exchange price risk protection agreements

The Company enters into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company's foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at December 31, 2010 and 2009, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest rate and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Cash and loans advanced maturity profile

		2010				2009
Maturity date	Currency	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %
All less than one year	USD	13	0.20	171	0.19	506	0.29	178	0.13
	ZAR	969	5.58	57	4.64	1,135	7.03	839	6.38
	AUD	42	4.45	25	4.44	-	-	13	3.52
	EUR	-	-	3	1.00	-	-	1	0.50
	CAD	-	-	2	0.20	-	-	1	0.08
	HKD	-	-	-	-	-	-	1	0.01
	BRL	-	-	30	8.90	-	-	152	10.20
	ARS	-	-	2	9.00	-	-	4	10.23
	NAD	102	5.00	207	5.00	-	-	-	-

Borrowings maturity profile

			Between		Between
	Within one year		one and two years		two and five years		After five years		Total
Currency	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings amount (million)
	$26	4.7	5	5.5	1,560	4.9	994	5.7	2,585
ZAR	703	6.4	-	-	20	9.8	237	9.8	960
BRL	3	4.7	5	5.1	2	6.0	-	-	10

Interest rate risk

	Fixed for less than one year		Fixed for between one and three years		Fixed for greater than three years		Total
Currency	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings amount (million)
	$26	4.7	880	6.0	1,679	4.8	2,585
ZAR	703	6.4	7	9.8	250	9.8	960
BRL	3	4.7	7	5.3	-	-	10

Non-performance risk

Realization of contracts is dependent upon counterparts' performance. The Company has not obtained collateral or other security to support to financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on regular basis throughout the year. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at balance sheet date amounts to $1 million (2009: $335 million). Credit risk exposure netted by open derivative positions with counterparts was $nil million (2009: $104 million). No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

The combined maximum credit risk exposure of the Company as at December 31, 2010 is as follows.

December 31,
2010
$

Warrants on shares	1
1

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at December 31, 2010 and 2009, are as follows (assets (liabilities)):

	December 31, 2010		December 31, 2009
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$
Cash and cash equivalents	575	575	1,100	1,100
Restricted cash	43	43	65	65
Short-term debt	(135)	(135)	(1,292)	(1,292)
Long-term debt	(1,730)	(2,059)	(667)	(889)
Long-term debt at fair value	(872)	(872)	-	-
Derivatives	(175)	(175)	(2,366)	(2,366)
Marketable equity securities - available for sale	124	124	111	111
Marketable debt securities - held to maturity	13	14	10	10
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	89	89	48	48

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates to fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) are estimated based on market prices, volatilities, credit risk and interest rates for the periods under review. The Company used the Black-Scholes option pricing formula to value commodity option contracts. The fair value of forward sales and purchases were estimated based on the quoted market prices and credit risk for the contracts at December 31, 2009.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. The cost method investment is carried at cost. There is no active market for the investment and the fair value cannot be reliably measured.

The following is the fair value of the derivative (liabilities)/assets split by accounting designation:

	December 31, 2010
	Assets
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Warrants on shares	Current assets - derivatives	-	1	1
Total derivatives		-	1	1

	December 31, 2010
	Liabilities
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Option component of convertible bonds	Non-current liabilities - derivatives	-	(176)	(176)
Total derivatives		-	(176)	(176)

	December 31, 2009
	Assets
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Forward sales type agreements - commodity	Current assets - derivatives	-	283	283
Option contracts - commodity	Current assets - derivatives	-	47	47
Total hedging contracts		-	330	330
Warrants on shares	Non-current assets - derivatives	-	5	5
Total derivatives		-	335	335

	December 31, 2009
	Liabilities
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Forward sales type agreements - commodity	Current liabilities - derivatives	(37)	(441)	(478)
Option contracts - commodity	Current liabilities - derivatives	-	(2,034)	(2,034)
Interest rate swaps – Gold	Current liabilities - derivatives	-	(13)	(13)
Total hedging contracts		(37)	(2,488)	(2,525)
Embedded derivatives	Non-current liabilities - derivatives	-	(1)	(1)
Option component of convertible bonds	Non-current liabilities - derivatives	-	(175)	(175)
Total derivatives		(37)	(2,664)	(2,701)

At December 31, 2010 the Company had no open derivative positions in its hedge book. The impact of credit risk adjustment totaled $150 million at December 31, 2009.

	Non-hedge derivative gain/(loss) recognized

		Year ended December 31, 2010

		Location of gain/(loss) in income statement	$
	Realized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(377)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(2,573)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	(13)
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	3
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	(15)
			(2,975)	(1)

	Unrealized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	265
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	1,999
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	13
	Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	(1)
	Embedded derivatives	Non-hedge derivative gain/(loss) and movement on bonds	1
	Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	(5)
			2,272

	Loss on non-hedge derivatives		(703)

(1)	Includes $2,698 million loss related to the final tranche of the accelerated hedge buy-back.

	Non-hedge derivative gain/(loss) recognized

		Year ended December 31, 2009

		Location of gain/(loss) in income statement	$
	Realized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(535)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(144)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	107
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	12
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	16
			(544)	(1)

	Unrealized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(188)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(648)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	(15)
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	(3)
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	(25)
	Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	(33)
	Embedded derivatives	Non-hedge derivative gain/(loss) and movement on bonds	(1)
	Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	5
			(908)

	Loss on non-hedge derivatives		(1,452)

(1)	Includes $797 million related to the accelerated hedge buy-back.

Other comprehensive income

	Year ended December 31, 2010

	Cash flow hedges, before tax	Cash flow hedges removed from equity, before tax		Hedge ineffectiveness, before tax
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives gain/
commodity	-	Product sales	52	(loss) and movement on bonds	-
	-		52		-

Other comprehensive income

	Year ended December 31, 2009

	Cash flow hedges, before tax	Cash flow hedges removed from equity, before tax		Hedge ineffectiveness, before tax
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives gain/
commodity	(16)	Product sales	137	(loss) and movement on bonds	5
Forward sales agreements -				Non-hedge derivatives gain/
currency	(1)	Depreciation	-	(loss) and movement on bonds	-
	(17)		137		5

	Other comprehensive income

		Accumulated other comprehensive income as of January 1, 2010	Changes in fair value recognized in 2010	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2010
		$	$	$	$
	Derivatives designated as
	Gold sales	(52)	-	52	-
	Capital expenditure	(3)	-	-	(3)
	Before tax totals	(55)	-	52	(3)	(1)
	After tax totals	(22)	-	20	(2)

		Accumulated other comprehensive income as of January 1, 2009	Changes in fair value recognized in 2009	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2009
		$	$	$	$
	Derivatives designated as
	Gold sales	(178)	(16)	142	(52)
	Capital expenditure	(2)	(2)	1	(3)
	Before tax totals	(180)	(18)	143	(55)	(1)
	After tax totals	(112)	(13)	103	(22)

(1)	Includes adjustment for cumulative net translation differences of $nil million (2009: $18 million) resulting from the revaluation and settlement of non US dollar denominated cash flow hedge contracts.

Maturity profile of derivatives, at carrying value

	Total $		2010 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	1		1	-
Amounts maturing between one and two years	-	1	-	-
Amounts maturing between two and five years	(176)		-	(176)
Total	(175)		1	(176)

	Total $	2009 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	(2,195)	330	(2,525)
Amounts maturing between one and two years	5	5	-
Amounts maturing between two and five years	(175)	-	(175)
Amounts to mature thereafter	(1)	-	(1)
Total	(2,366)	335	(2,701)

Sensitivity analysis

Derivatives

A principal part of the Company's management of risk is to monitor the sensitivity of derivative positions in the hedge book to changes in the underlying factors, including commodity prices, foreign exchange rates and interest rates under varying scenarios. There are no open hedge positions as a result of the hedge book elimination during 2010. Additionally the Company's management of risk is to monitor the sensitivity of the convertible bonds to changes in AngloGold Ashanti Limited's share price and warrants on shares.

The following table discloses the approximate sensitivities, in US dollars, of the warrants on shares and the convertible bonds to key underlying factors at December 31, 2010 (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	2010
	Change in underlying factor (+)	Cash flow hedge accounted	Non-hedge accounted	Total change in fair value
		$	$	$
Convertible bonds
AngloGold Ashanti Limited share price (US$)	Spot (+$1)	-	(10)	(10)

Warrants on shares
B2Gold Corporation share price (C$)	Spot (+C$0.25)	-	1	1

	2010
	Change in underlying factor (-)	Cash flow hedge accounted	Non-hedge accounted	Total change in fair value
		$	$	$
Convertible bonds
AngloGold Ashanti Limited share price (US$)	Spot (-$1)	-	9	9

Warrants on shares
B2Gold Corporation share price (C$)	Spot (-C$0.25)	-	-	-

Mandatory convertible bonds

The mandatory convertible bond valuation is primarily linked to the AngloGold Ashanti Limited share price traded on the New York Stock Exchange (NYSE) and fluctuates with reference to the NYSE share price and market interest rates. A change of $1 in the AngloGold Ashanti Limited share price will generally impact the value of the mandatory convertible bond price in a stable interest environment by $0.83.

Foreign exchange risk

Foreign exchange risk arises on financial instruments that are denominated in a foreign currency.

The following table discloses the approximate foreign exchange risk sensitivities of debt at December 31, 2010 (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	2010
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (+R1)	(19)
BRL denominated (BRL/$)	Spot (+BRL0.25)	(1)

	2010
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (-R1)	26
BRL denominated (BRL/$)	Spot (-BRL0.25)	1